seminole13fhr-q4final
				UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ]    Amendment Number:  _________
           This Amendment: [    ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  126 East 56th Street
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/Paul C. Shiverick	 New York, New York        January 30, 2013
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:    76

Form 13F Information Table Value Total:    $1,790,364	(in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael G. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.


Voting
                                                          Mkt Value   SH/Prn        SH/ PUT/ Investment Other
Authority
Name of Issuer
     Shared None             Title of Class 	CUSIP      x $1,000    Amt           Prn CALL Discretion Managers Sole
3M CO                           COM            88579Y101      25,690        276,678 SH          SOLE               276,678
ACE LTD                         SHS            H0023R105      23,043        288,764 SH          SOLE               288,764
AFLAC INC                       COM            001055102      46,108        867,997 SH          SOLE               867,997
AMEREN CORP                     COM            023608102       9,293        302,494 SH          SOLE               302,494
AMERICAN ELEC PWR IN C COM STK  COM            025537101      16,496        386,500 SH          SOLE               386,500
AMERIGAS PARTNERS L P           UNIT L P INT   030975106       7,039        181,688 SH          SOLE               181,688
ASTRAZENECA PLC                 SPONSORED ADR  046353108       9,393        198,712 SH          SOLE               198,712
AT&T INC                        COM            00206R102      42,627      1,264,518 SH          SOLE             1,264,518
AXIS CAPITAL HOLDINGS INV       SHS            G0692U109      26,341        760,416 SH          SOLE               760,416
BAKER HUGHES INC                COM            057224107       8,104        198,386 SH          SOLE               198,386
BANK OF AMERICA CORPORATION     COM            060505104      28,370      2,443,588 SH          SOLE             2,443,588
BOEING CO                       COM            097023105      59,080        783,973 SH          SOLE               783,973
BUCKEYE PARTNERS L P            UNIT LTD PARTN 118230101      10,793        237,688 SH          SOLE               237,688
CARDINAL HEALTH INC             COM            14149Y108       3,164         76,835 SH          SOLE                76,835
CELANESE CORP DEL               COM SER A      150870103      17,017        382,138 SH          SOLE               382,138
CF INDS HLDGS INC               COM            125269100       8,736         43,000 SH          SOLE                43,000
CISCO SYS INC                   COM            17275R102     115,724      5,889,252 SH          SOLE             5,889,252
CITIGROUP INC                   COM NEW        172967424      54,446      1,376,279 SH          SOLE             1,376,279
COMCAST CORP NEW                CL A           20030N101       8,430        225,651 SH          SOLE               225,651
CONOCOPHILLIPS                  COM            20825C104      54,735        943,874 SH          SOLE               943,874
COSTCO WHSL CORP NEW            COM            22160K105       7,872         79,729 SH          SOLE                79,729
CREDIT SUISSE GROUP             SPONSORED ADR  225401108       6,107        248,660 SH          SOLE               248,660
CVS CAREMARK CORPORATION        COM            126650100      24,558        507,921 SH          SOLE               507,921
DELL INC                        COM            24702R101       3,427        337,944 SH          SOLE               337,944
DELTA AIR LINES INC DEL         COM NEW        247361702      42,393      3,571,438 SH          SOLE             3,571,438
DOVER CORP                      COM            260003108      11,788        179,401 SH          SOLE               179,401
DR PEPPER SNAPPLE GROUP INC     COM            26138E113       6,833        154,658 SH          SOLE               154,658
DU PONT E I DE NEMOURS & CO     COM            263534109       8,895        197,749 SH          SOLE               197,749
DUKE ENERGY CORP NEW            COM NEW        26441C204      34,787        545,255 SH          SOLE               545,255
EATON CORP PLC                  SHS            G29183103      12,062        222,621 SH          SOLE               222,621
EMERSON ELEC CO                 COM            291011104      33,223        627,328 SH          SOLE               627,328
ENERGIZER HLDGS INC             COM            29266R108      16,123        201,589 SH          SOLE               201,589
FIRSTENERGY CORP                COM            337932107      18,606        445,544 SH          SOLE               445,544
FORD MTR CO DEL                 COM PAR $0.01  345370860       9,095        702,300 SH          SOLE               702,300
GENERAL ELECTRIC CO             COM            369604103      80,982      3,858,146 SH          SOLE             3,858,146
GENERAL MLS INC                 COM            370334104       3,065         75,823 SH          SOLE                75,823
GENERAL MTRS CO                 COM            37045V100      10,697        371,021 SH          SOLE               371,021
GOODYEAR TIRE & RUBR CO         COM            382550101       4,894        354,381 SH          SOLE               354,381
HALLIBURTON CO                  COM            406216101      26,208        755,500 SH          SOLE               755,500
HARRIS CORP DEL                 COM            413875105       4,883         99,729 SH          SOLE                99,729
HEWLETT PACKARD CO              COM            428236103       1,362         95,600 SH          SOLE                95,600
HONEYWELL INTL INC              COM            438516106      38,095        600,205 SH          SOLE               600,205
HSBC HLDGS PLC                  SPON ADR NEW   404280406      15,509        292,228 SH          SOLE               292,228
INGERSOLL-RAND PLC              SHS            G47791101       1,122         23,385 SH          SOLE                23,385
JOHNSON & JOHNSON               COM            478160104     106,573      1,520,299 SH          SOLE             1,520,299
JOHNSON CTLS INC                COM            478366107      11,366        370,600 SH          SOLE               370,600
KINDER MORGAN ENERGY PARTNER    UT LTD PARTNER 494550106       8,858        111,015 SH          SOLE               111,015
KOHLS CORP                      COM            500255104         860         20,000 SH          SOLE                20,000
LABORATORY CORP AMER HLDGS      COM NEW        50540R409      11,977        138,265 SH          SOLE               138,265
LINCOLN NATL CORP IND           COM            534187109      35,512      1,371,134 SH          SOLE             1,371,134
LYONDELLBASELL INDUSTRIES N     SHS - A -      N53745100       2,067         36,200 SH          SOLE                36,200
MACYS INC                       COM            55616P104       7,336        188,000 SH          SOLE               188,000
MAGELLAN MIDSTREAM PRTNRS LP    COM UNIT RP LP 559080106      15,435        357,370 SH          SOLE               357,370
MCDONALDS CORP                  COM            580135101      22,741        257,800 SH          SOLE               257,800
MOLSON COORS BREWING CO         CL B           60871R209       5,431        126,917 SH          SOLE               126,917
NABORS INDUSTRIES LTD           SHS            G6359F103      46,728      3,233,763 SH          SOLE             3,233,763
NETAPP INC                      COM            64110D104       6,710        200,000 SH          SOLE               200,000
NETFLIX INC                     COM            64110L106       2,844         30,713 SH          SOLE                30,713
PARTNERRE LTD                   COM            G6852T105      29,272        363,674 SH          SOLE               363,674
PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN 726503105       9,858        217,911 SH          SOLE               217,911
PPL CORP                        COM            69351T106      17,337        605,540 SH          SOLE               605,540
PRUDENTIAL FINL INC             COM            744320102      14,608        273,922 SH          SOLE               273,922
QUALCOMM INC                    COM            747525103      28,836        466,144 SH          SOLE               466,144
ROYAL DUTCH SHELL PLC           SPONS ADR A    780259206      60,969        884,247 SH          SOLE               884,247
RPC INC                         COM            749660106         275         22,500 SH          SOLE                22,500
SANDISK CORP                    COM            80004C101      11,460        263,456 SH          SOLE               263,456
SEAGATE TECHNOLOGY PLC          SHS            G7945M107      15,561        511,533 SH          SOLE               511,533
SOUTHERN CO                     COM            842587107      12,453        290,894 SH          SOLE               290,894
TARGET CORP                     COM            87612E110       4,850         81,967 SH          SOLE                81,967
TIME WARNER CABLE INC           COM            88732J207       5,063         52,092 SH          SOLE                52,092
TOTAL S A                       SPONSORED ADR  89151E113     104,157      2,002,625 SH          SOLE             2,002,625
TYSON FOODS INC                 CL A           902494103       7,917        408,075 SH          SOLE               408,075
VERIZON COMMUNICATIONS INC      COM            92343V104      40,911        945,473 SH          SOLE               945,473
VODAFONE GROUP PLC NEW          SPONS ADR NEW  92857W209      73,720      2,926,540 SH          SOLE             2,926,540
WALGREEN CO                     COM            931422109      54,552      1,473,984 SH          SOLE             1,473,984
WESTERN DIGITAL CORP            COM            958102105      16,912        398,024 SH          SOLE               398,024